Prepaid Lease Payments	12 Months Ended
Dec. 31, 2014
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]
6.      Prepaid Lease Payments

As of April 30, 2012, December 31, 2012 and 2013, prepaid lease payments represented the prepayment of land use right for land located in Heyuan (with an expiry date on March 26, 2054) and for another three pieces of lands located in Shenzhen (with expiry dates on December 31, 2037, December 31, 2037 and February 28, 2040, respectively). During fiscal 2014, the subsidiary, Heyuan Sun Line (which owned the land use right for land located in Heyuan), had been disposed of and as a result of which, prepaid lease payments only comprised of the prepayment of land use right for the aforesaid three pieces of lands located in Shenzhen as of December 31, 2014.

Amortization of prepaid lease payments were HK$1,551, HK$1,034, HK$1,552 and HK$1,531 for the year ended April 30, 2012, the 8-month period ended December 31, 2012 and for the years ended December 31, 2013 and 2014, respectively.